Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net investing cash flow	$ 766,439	$ 343,208	$ 212,530
Net financing cash flow	$ 690,069	200,381	$ (84,357)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net investing cash flow		355,000
Net financing cash flow		$ 355,000